Securian Life Insurance Company
A Securian Financial Group Affiliate                 [LOGO]
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500


May 6, 2011


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:    Securian Life Variable Universal Life Account
       File Numbers:  811-21859 and 333-132009


Dear Ladies and Gentlemen:

On behalf of Securian Life Variable Universal Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 25, 2011.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 366-6971.

Sincerely,

/s/Michael T. Steinert

Michael T. Steinert
Associate Counsel